Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Buildings (1)	480,271	480,271
Leasehold and buildings improvement	106,377	106,712
Electronic and office equipment	35,049	35,306
Total cost	621,697	622,289
Less: Accumulated depreciation	(76,022)	(111,197)
Property and equipment, net	545,675	511,092

(1)

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. RMB60,000 of the consideration was paid by a mortgage loan provided by a PRC bank in August 2018 (Note 13).

Depreciation expenses were RMB24,930, RMB36,250 and RMB39,574 for the years ended December 31, 2018, 2019 and 2020, respectively.